UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net loss	¥ (5,690)	$ (785)	¥ (26,586)	¥ (16,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,927	404	3,798
Amortization	10,128	1,397	10,663
Deferred income taxes	(8,356)	(1,152)	(2,987)
Share-based compensation	3,853	531	12,503
Gain on disposals of intangible assets	(8,916)	(1,230)	(14,927)
Changes in fair value of short-term investment	(1,339)	(185)	20,424
Others	(1,687)	(233)	(4,869)
Changes in operating assets and liabilities:
Amounts due to related parties			305
Accounts receivable	954	132	41,288
Prepayments and other current assets	(5,619)	(775)	1,048
Other non-current assets	(5,934)	(818)	10,854
Accounts payable	21,120	2,913	(39,384)
Accrued expenses and other current liabilities	(21,415)	(2,953)	(21,807)
Lease liabilities	(48)	(7)	(371)
Income taxes payable	(2,063)	(285)	7,385
Other non-current liabilities	(279)	(38)	(239)
Net cash used in operating activities	(22,364)	(3,084)	(2,902)
Cash flows from investing activities
Purchase of short-term investments	(60,000)	(8,274)	(1,054,720)
Proceeds from sales of short-term investments	62,500	8,619	1,110,157
Proceeds from refund of short-term investments	139	19	14,982
Acquisitions of businesses, net of cash acquired			(1,400)
Other investing activities	3,443	475
Purchase of property and equipment	(1,262)	(174)	(2,392)
Acquisitions of intangible assets	(18,470)	(2,547)	(4,509)
Proceeds from disposals of intangible assets	19,131	2,638	5,213
Loans to a related party			(9,097)
Net cash provided by investing activities	5,481	756	58,234
Cash flows from financing activities
Proceeds from short-term debt	102,940	14,196	345,476
Repayments of short-term debt	(72,940)	(10,059)	(382,500)
Repayments of long-term debt	280	39	(4,420)
Net cash (used in)/provided by financing activities	30,280	4,176	(41,444)
Effect of exchange rate changes on cash and restricted cash	770	106	194
Net increase in cash and restricted cash	14,167	1,954	14,082
Cash and restricted cash, at the beginning of year	101,023	13,932	30,908	30,908
Cash and restricted cash, at the end of year	115,190	15,886	44,990	¥ 101,023
Supplemental disclosures of cash flow information:
Interest paid	1,325	183	3,786
Income tax paid	¥ 2,774	$ 383	¥ 4,175